Exhibit 99.1

Huntington Auto Trust 2015-1
	Collection Period Beginning Date		3/1/2016
	Collection Period Ending Date		3/31/2016
	Collection Period		10
	Payment Date		4/15/2016

	1. DEAL SUMMARY
		Ratio	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—%	$—	$—	$—
(2)	Class A-2 Notes	25.3%	$128,294,057.53	$24,202,059.62	$104,091,997.91
(3)	Class A-3 Notes	54.8%	$277,300,000.00	$—	$277,300,000.00
(4)	Class A-4 Notes	14.8%	$75,000,000.00	$—	$75,000,000.00
(5)	Class B Notes	1.9%	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	1.7%	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.5%	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance	100.0%	$506,094,057.53	$24,202,059.62	$481,891,997.91
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$509,844,057.53	$24,202,059.62	$485,641,997.91
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$128,294,057.53	$81,252.90
(14)	Class A-3 Notes		1.24000%	$277,300,000.00	$286,543.33
(15)	Class A-4 Notes		1.64000%	$75,000,000.00	$102,500.00
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$506,094,057.53	$518,109.56
	2. AVAILABLE FUNDS
(20)	Interest Collections		$2,023,801.38
(21)	Principal Collections		$13,991,230.31
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$9,615,506.21
(24)	Liquidation Proceeds		$222,673.59
(25)	Recoveries		$101,325.59
(26)	Investment Earnings		$—
(27)	Total Collections		$25,954,537.08
(28)	Reserve Account Draw Amount		$—
(29)	Net Cap Receipt (Class A-2B)		$—
(30)	Net Cap Receipt (Class A-3B)		$—
(31)	Total Net Cap Receipt		$—
(32)	Total Available Funds		$25,954,537.08
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(33)	Servicing Fees	1.00%	$424,870.05	$424,870.05	$—
(34)	Class A-1 Notes Interest		$—	$—	$—
(35)	Class A-2 Notes Interest		$81,252.90	$81,252.90	$—
(36)	Class A-3 Notes Interest		$286,543.33	$286,543.33	$—
(37)	Class A-4 Notes Interest		$102,500.00	$102,500.00	$—
(38)	First Allocation of Principal		$—	$—	$—

(39)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(40)	Second Allocation of Principal		$4,322,059.62	$4,322,059.62	$—
(41)	Class C Notes Interest		$15,462.08	$15,462.08	$—
(42)	Third Allocation of Principal		$8,630,000.00	$8,630,000.00	$—
(43)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(44)	Fourth Allocation of Principal		$7,500,000.00	$7,500,000.00	$—
(45)	Reserve Account Deposit		$—	$—	$—
(46)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(47)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(48)	Remaining Funds to Certificate Holders		$809,497.85	$809,497.85	$—
			$25,954,537.08	$25,954,537.08
(49)	Principal Payment		$—
(50)	First Allocation of Principal		$—
(51)	Second Allocation of Principal		$4,322,059.62
(52)	Third Allocation of Principal		$8,630,000.00
(53)	Fourth Allocation of Principal		$7,500,000.00
(54)	Regular Principal Distribution Amount		$3,750,000.00
(55)	Total Principal		$24,202,059.62
	4. POOL INFORMATION
(56)	Pool Balance		$485,641,998.00
(57)	Number of Receivables Outstanding		41,198
(58)	Weighted Average Contract Rate		4.86%
(59)	Weighted Average Maturity		43.92
	5. OVERCOLLATERALIZATION INFORMATION
(60)	Specified Reserve Account Balance		$1,875,000.00
(61)	Initial Target Over Collateral ization Amount		$5,625,000.00
(62)	Target Over Collateral ization Amount		$3,750,000.00
(63)	Beginning Period O/C Amount		$3,750,000.00
(64)	Ending Period O/C Amount		$3,750,000.00
(65)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(66)	Specified Reserve Account Balance		$1,875,000.00
(67)	Beginning Reserve Account Balance		$1,875,000.00
(68)	Reserve Account Deposits		$—
(69)	Reserve Account Earnings
(70)	Distribute Earnings Collection Account		$—
(71)	Reserve Account Draws		$—
(72)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$375,330.83	43	$8,728.62
(74)	Recoveries for Collection Period		$101,325.59	40	$2,533.14
(75)	Net Losses for Collection Period		274,005.24
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$1,757,655.03
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.23435%

		3/31/2016	2/29/2016	1/31/2016	12/31/2015
(79)	Pool Balance at end of collection period	$485,641,998	$509,844,058	$532,025,639	$552,436,117
(80)	Number of receivables outstanding	41,198	42,336	43,238	43,966
(81)	Average month end Pool Balance	$497,743,028	$520,934,848	$542,230,878	$564,125,203
(82)	Realized Losses for Collection Period	$375,331	$274,772	$175,639	$251,442
(83)	Recoveries for Collection Period	$101,326	$63,361	$63,835	$29,275
(84)	Net Losses for Collection Period	$274,005	$211,410	$111,804	$222,167
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.905%	0.633%	0.389%	0.535%
(86)	Net Losses to Average Pool Balance (annualized)	0.661%	0.487%	0.247%	0.473%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.463%

		3/31/2016	2/29/2016	1/31/2016	12/31/2015
(88)	Receivables 31-59 Days Delinquent	$3,170,455.41	$3,493,867.00	$4,054,462.21	$4,576,798.22
(89)	$ As % of Ending Pool Balance	0.653%	0.685%	0.762%	0.828%
(90)	# of Receivables	237	262	312	356
(91)	# As % of Ending Pool # of Receivables	0.575%	0.619%	0.722%	0.81%
(92)	Receivables 60-89 Days Delinquent	$595,038.97	$725,654.47	$1,120,618.66	$961,742.79
(93)	$ As % of Ending Pool Balance	0.123%	0.142%	0.211%	0.174%
(94)	# of Receivables	50	64	83	77
(95)	# As % of Ending Pool # of Receivables	0.121%	0.151%	0.192%	0.175%
(96)	Receivables 90 - 119 Days Delinquent	$216,055.09	$553,391.93	$268,815.21	$291,623.73
(97)	$ As % of Ending Pool Balance	0.044%	0.109%	0.051%	0.053%
(98)	# of Receivables	22	43	25	23
(99)	# As % of Ending Pool # of Receivables	0.053%	0.102%	0.058%	0.052%
(100)	Receivables 120+ Days Delinquent	$77,396.48	$38,030.88	$171,391.79	$93,624.83
(101)	$ As % of Ending Pool Balance	0.016%	0.007%	0.032%	0.017%
(102)	# of Receivables	8	3	10	6
(103)	# As % of Ending Pool # of Receivables	0.019%	0.007%	0.023%	0.014%
(104)	Total Delinquencies	$4,058,945.95	$4,810,944.28	$5,615,287.87	$5,923,789.57
(105)	$ As % of Ending Pool Balance	0.836%	0.944%	1.055%	1.072%
(106)	# of Receivables	317	372	430	462
(107)	# As % of Ending Pool # of Receivables	0.769%	0.879%	0.994%	1.051%
(108)	Total Repossession	$411,847.01	$495,680.94	$516,840.40	$470,583.28
(109)	# of Receivables	32	35	41	26

The Huntington National Bank, as Servicer, has delivered this information as required pursuant to Section 5.06 of the Sale and Servicing Agreement. The information is complete and accurate in all material aspects. No Event of Default, Servicer Termination Event has occurred and is continuing, except as noted in the Servicer’s Monthly Certificate, as certified by:

Name: Kim Taylor
Title: Senior Vice President
April 12, 2016